Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 5,300,000	$ 3,464,000
Share based compensation	(524,000)	(704,000)
Non-cash interest and financing expenses	(694,000)	(833,000)
Other temporary differences	(378,000)	(108,000)
Less: Valuation allowance	(3,704,000)	(1,819,000)
Deferred tax assets, net